LEASES - Liabilities rollforward (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2020
Disclosure of initial application of standards or interpretations [line items]
Book value at the beginning of the period	$ 1,109,812
Additions of the period	278,354	$ 702,826
Interest expenses, exchange differences and inflation effects	(108,917)	(551,232)
Payment of the period	(293,181)	(564,959)
Total	986,068	1,109,812
Lease Liabilities
Non-current			$ 438,875	$ 444,714
Current			547,193	665,098
Total	986,068	1,109,812	$ 986,068	1,109,812
Additions for initial application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Book value at the beginning of the period	1,523,177
Total		1,523,177
Lease Liabilities
Total	$ 1,523,177	$ 1,523,177		$ 1,523,177